Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000143294
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income and Appreciation Fund
Trading Symbol	EBSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA Yield Alternative US Convertible Index
Jul-2015	$10,000	$10,000	$10,000	$10,000
Jul-2016	$10,255	$10,594	$10,574	$9,926
Jul-2017	$10,834	$10,539	$10,756	$10,975
Jul-2018	$11,009	$10,455	$10,688	$11,534
Jul-2019	$11,319	$11,299	$11,594	$12,151
Jul-2020	$11,663	$12,443	$12,586	$12,912
Jul-2021	$12,735	$12,356	$12,856	$15,107
Jul-2022	$12,430	$11,229	$11,788	$12,929
Jul-2023	$12,832	$10,851	$11,838	$14,253
Jul-2024	$13,826	$11,405	$12,735	$15,361
Jul-2025	$14,806	$11,790	$13,488	$17,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	7.09%	4.89%	4.00%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
ICE BofA 1-10 Year Corp. Index	5.91%	1.39%	3.04%
ICE BofA Yield Alternative US Convertible Index	12.85%	6.07%	5.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 146,505,121
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$146,505,121 Number of Portfolio Holdings35 Advisory Fee $0 Portfolio Turnover20%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	3.4%
Energy	3.4%
Consumer Staples	4.7%
Industrials	7.7%
Communications	7.9%
Money Market	16.2%
Technology	16.4%
Financials	19.1%
Consumer Discretionary	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Patrick Industries, Inc., 1.750%, due 12/01/28	4.2%
Lyft, Inc., 0.625%, due 03/01/29	4.2%
Airbnb, Inc., 0.000%, due 03/15/26	4.0%
TripAdvisor, Inc., 0.250%, due 04/01/26	3.9%
Micron Technology, Inc., 6.750%, due 11/01/29	3.7%
Winnebago Industries, Inc., 3.250%, due 01/15/30	3.5%
Garrett Motion Holdings, 7.750%, due 05/31/32 144A	3.5%
Bentley Systems, Inc., 0.125%, due 01/15/26	3.5%
JBT Marel Corporation, 0.250%, due 05/15/26	3.5%
CNX Resources Corporation, 6.000%, due 01/15/29 144A	3.4%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.4%
Common Stocks	3.8%
Convertible Bonds	46.7%
Corporate Bonds	31.8%
Money Market Funds	16.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000143295
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income Fund
Trading Symbol	EBSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jul-2015	$10,000	$10,000	$10,000
Jul-2016	$10,358	$10,594	$10,423
Jul-2017	$10,643	$10,539	$10,426
Jul-2018	$10,734	$10,455	$10,329
Jul-2019	$11,149	$11,299	$11,044
Jul-2020	$11,538	$12,443	$11,902
Jul-2021	$11,933	$12,356	$11,939
Jul-2022	$11,647	$11,229	$11,157
Jul-2023	$11,818	$10,851	$11,011
Jul-2024	$12,663	$11,405	$11,668
Jul-2025	$13,546	$11,790	$12,219

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	6.97%	3.26%	3.08%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	4.73%	0.53%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 412,395,649
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$412,395,649 Number of Portfolio Holdings54 Advisory Fee $0 Portfolio Turnover38%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Communications	1.4%
U.S. Government & Agencies	3.5%
Consumer Staples	4.2%
Materials	5.5%
Technology	6.2%
Health Care	7.1%
Money Market	9.8%
Consumer Discretionary	10.8%
Industrials	13.6%
U.S. Treasury Obligations	14.0%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.375%, due 12/31/29	3.1%
Timken Company (The), 4.500%, due 12/15/28	3.0%
U.S. Treasury Notes, 4.625%, due 04/30/29	3.0%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.9%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.8%
Penske Truck Leasing Company, L.P., 5.700%, due 02/01/28 144A	2.7%
LKQ Corporation, 5.750%, due 06/15/28	2.7%
HEICO Corporation, 5.250%, due 08/01/28	2.7%
Bank OZK, 2.750%, due 10/01/31	2.6%
U.S. Treasury Notes, 4.250%, due 01/15/28	2.6%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.3%
Common Stocks	1.7%
Corporate Bonds	69.4%
Money Market Funds	9.9%
U.S. Government & Agencies	3.5%
U.S. Treasury Obligations	14.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.